Investments in associates (Details)	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
BNP Paribas Cardif Life Insurance
Investments in associates [Line Items]
Country	Korea
Reporting date	September 30
Ownership	14.99%		14.99%
Songrim Partners
Investments in associates [Line Items]
Country	Korea
Ownership	0.00%		35.34%
Partners 4th Growth Investment Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	November 30
Ownership	25.00%		25.00%
KTB Newlake Global Healthcare PEF
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	20.57%		30.00%
Shinhan-Neoplux Energy Newbiz Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	31.66%		31.66%
Shinhan-Albatross Tech Investment Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	November 30
Ownership	50.00%		50.00%
VOGO Debt Strategy Qualified IV Private
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	20.00%		20.00%
Shinhan-Midas Donga Secondary Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	50.00%		50.00%
Shinhan Praxis K-Growth Global Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	14.15%		18.87%
Kiwoom Milestone Professional Private Real Estate Trust 19
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	50.00%		50.00%
AIP EUROGREEN Private Real Estate Investment Trust No.3
Investments in associates [Line Items]
Country	Korea
Ownership	0.00%		21.28%
Shinhan Global Healthcare Fund 1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	4.41%		4.41%
KB NA Hickory Private Special Asset Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	37.50%		37.50%
Koramco Europe Core Private Placement Real Estate Fund No.2-2
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	44.02%		44.02%
Hermes Private Investment Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	29.17%		29.17%
Shinhan-Nvestor Liquidity Solution Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	24.92%		24.92%
Shinhan AIM FoF Fund 1-A
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	25.00%		25.00%
IGIS Global Credit Fund 150-1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	25.00%		25.00%
Partner One Value up I Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	27.91%		27.91%
Genesis No.1 Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	22.80%		22.80%
Korea Omega Project Fund III
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	23.53%		23.53%
Soo Delivery Platform Growth Fund
Investments in associates [Line Items]
Country	Korea
Ownership	0.00%		30.00%
Genesis North America Power Company No.1 PEF
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	39.11%		40.03%
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	23.33%		23.33%
MIEL CO.,LTD
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	28.77%		28.77%
AIP Transportation Specialized Privately Placed Fund Trust #1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	35.73%		35.73%
E&Healthcare Investment Fund No.6
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	21.05%		21.05%
One Shinhan Global Fund 1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	20.52%		20.56%
Kiwoom-Shinhan Innovation Fund I
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	50.00%		50.00%
Daishin-K&T New Technology Investment Fund
Investments in associates [Line Items]
Country	Korea
Ownership	0.00%		31.25%
Midas Asset Global CRE Debt Private Fund No.6
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	41.16%		41.16%
Samchully Midstream Private Placement Special Asset Fund 5-4
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	42.92%		42.92%
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3
Investments in associates [Line Items]
Country	Korea
Reporting date	September 30
Ownership	20.00%		20.00%
NH-Amundi Global Infrastructure Trust 14
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	30.00%		30.00%
Jarvis Memorial Private Investment Trust 1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	99.01%		99.01%
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	60.00%		60.00%
Milestone Private Real Estate Fund 3 (Derivative Type)
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	32.06%		32.06%
Nomura-Rifa Private Real Estate Investment Trust 31 (2 class)
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	31.31%		31.31%
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2
Investments in associates [Line Items]
Country	Korea
Reporting date	September 30
Ownership	21.27%		21.27%
Cape IT Fund No.3
Investments in associates [Line Items]
Country	Korea
Ownership			32.89%
FuturePlay-Shinhan TechInnovation Fund 1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	50.00%		50.00%
Stonebridge Corporate 1st Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	44.12%		44.12%
Vogo Realty Partners Private Real Estate Fund V
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	21.64%		21.64%
Korea Credit Bureau
Investments in associates [Line Items]
Country	Korea
Reporting date	September 30
Ownership	9.00%		9.00%
SBC PFV Co., Ltd
Investments in associates [Line Items]
Country	Korea
Reporting date	September 30
Ownership	25.00%	[1]	25.00%
NH-amundi global infra private fund 16
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	50.00%		50.00%
IMM Global Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	33.00%		33.00%
HANA Alternative Estate Professional Private122
Investments in associates [Line Items]
Country	Korea
Ownership			74.02%
SH Corporate Professional Investment Type Private Security Investment Trust No.7
Investments in associates [Line Items]
Country	Korea
Ownership			45.96%
SH BNCT Professional Investment Type Private Special Asset Investment Trust
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	72.50%		72.50%
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	52.28%		52.28%
Sparklabs-Shinhan Opportunity Fund 1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	49.50%		49.50%
BNW Tech-Innovation Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	29.85%		29.85%
IGIS Real-estate Private Investment Trust No.33
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	40.86%		40.86%
WWG Global Real Estate Investment Trust no.4
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	29.55%		29.55%
Goduck Gangil10 PFV Co., Ltd
Investments in associates [Line Items]
Country	Korea
Reporting date	September 30
Ownership	19.90%		19.90%
Fidelis Global Private Real Estate Trust No.2
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	79.70%	[2]	78.26%
AIP EURO PRIVATE REAL ESTATE TRUST No. 12
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	28.70%		28.70%
Shinhan Healthcare Fund 2
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	13.68%		13.68%
Pebblestone CGV Private Real Estate Trust No.1
Investments in associates [Line Items]
Country	Korea
Ownership			48.53%
SH Corporate Professional Investment Type Private Security Investment Trust No.45
Investments in associates [Line Items]
Country	Korea
Ownership			43.65%
Shinhan AIM Real Estate Fund No.2
Investments in associates [Line Items]
Country	Korea
Reporting date	September 30
Ownership	30.00%		30.00%
Shinhan AIM Real Estate Fund No.1
Investments in associates [Line Items]
Country	Korea
Reporting date	September 30
Ownership	21.01%		21.01%
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	22.02%		22.02%
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust
Investments in associates [Line Items]
Country	Korea
Reporting date	September 30
Ownership	29.19%		29.19%
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2
Investments in associates [Line Items]
Country	Korea
Reporting date	September 30
Ownership	71.43%		71.43%
Korea Omega-Shinhan Project Fund I
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	50.00%		50.00%
ST-Bonanja Food tech
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	38.83%		38.83%
Samsung SRA Real Estate Professional Private 45[FoFs]
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	25.00%		25.00%
IBK Global New Renewable Energy Special Asset Professional Private2
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	28.98%		28.98%
VS Cornerstone Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	41.18%		41.18%
Aone Mezzanine Opportunity Professional Private
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	64.41%		66.09%
NH-Amundi US Infrastructure Private Fund2
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	25.91%		25.91%
KB Distribution Private Real Estate1
Investments in associates [Line Items]
Country	Korea
Ownership			62.00%
SHBNPP Japan Photovoltaic Private Special Asset Investment Trust No.2 [Loan-Derivative]
Investments in associates [Line Items]
Country	Korea
Reporting date	September 30
Ownership	30.00%		30.00%
Kakao-Shinhan 1st TNYT Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	48.62%		48.62%
IMM Special Situation 1-2 PRIVATE EQUITY FUND
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	20.00%		20.00%
Pacific Private Placement Real Estate Fund No.40
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	24.73%		24.73%
Mastern Private Real Estate Loan Fund No.2
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	33.57%		33.57%
LB Scotland Amazon Fulfillment Center Fund 29
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	70.14%		70.14%
JR AMC Hungary Budapest Office Fund 16
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	32.57%		32.57%
EDNCENTRAL Co.,Ltd
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	13.47%	[3]	19.87%
Future-Creation Neoplux Venture Capital Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	September 30
Ownership	16.25%		16.25%
Gyeonggi-Neoplux Superman Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	September 30
Ownership	21.76%		21.76%
NewWave 6th Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	30.00%		30.00%
KTC-NP Growth Champ 2011-2 Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	September 30
Ownership	5.56%		5.56%
Neoplux No.3 Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	September 30
Ownership	10.00%		10.00%
PCC Amberstone Private Equity Fund I
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	21.67%		21.67%
KIAMCO POWERLOAN TRUST 4TH
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	47.37%		47.37%
Mastern Opportunity Seeking Real Estate Fund II
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	20.00%		20.00%
AION ELFIS PROFESSIONAL PRIVATE 1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	20.00%		20.00%
T&F 2020 SS Private Equity Fund Specializing in Start-up and Venture Business
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	29.68%		29.68%
Neoplux Market-Frontier Secondary Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	19.74%		19.74%
Harvest Private Equity Fund II
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	22.06%		22.06%
Synergy Green New Deal 1st New Technology Business Investment Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	28.17%		28.17%
KAIM Real-estate Private Investment Trust 20
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	38.46%		38.46%
KIAMCO Vietnam Solar Special Asset Private Investment Trust
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	50.00%		50.00%
Daishin New Technology Investment Fund 5th
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	23.44%		23.44%
CSQUARE SNIPER PROFESSIONAL PRIVATE 10
Investments in associates [Line Items]
Country	Korea
Ownership			62.50%
Acurus Hyundai Investment Partners New Technology
Investments in associates [Line Items]
Country	Korea
Ownership			26.79%
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-2
Investments in associates [Line Items]
Country	Korea
Ownership			97.10%
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-1
Investments in associates [Line Items]
Country	Korea
Ownership			97.10%
Pacific Sunny Professional Investors Private Placement Real Estate Investment Company No.45
Investments in associates [Line Items]
Country	Korea
Ownership			25.00%
SHINHAN-NEO Core Industrial Technology Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	49.75%		49.75%
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2
Investments in associates [Line Items]
Country	Korea
Reporting date	September 30
Ownership	30.00%		30.00%
SIMONE Mezzanine Fund No.3
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	28.97%		29.38%
Eum Private Equity Fund No.7
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	21.00%		21.00%
Kiwoom Private Equity Ant-Man Startup Venture Specialized Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Ownership			25.00%
Kiwoom Hero No.4 Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	21.05%		21.05%
Vogo Canister Professional Trust Private Fund I
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	36.27%		36.53%
SW-S Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	30.30%		30.30%
CL Buyout 1st PEF
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	21.43%		21.43%
Timefolio The Venture-V second
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	20.73%		20.73%
Newlake Growth Capital Partners2 PEF
Investments in associates [Line Items]
Country	Korea
Reporting date	November 30
Ownership	29.91%		29.91%
Shinhan Smilegate Global PEF I
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	14.21%	[2]	14.21%
Fount Professional Investors Private Investment Trust No.3
Investments in associates [Line Items]
Country	Korea
Ownership			49.98%
Genesis Eco No.1 PEF
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	29.01%		29.01%
SHINHAN-NEO Market-Frontier 2nd Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	42.70%		42.70%
NH-Synergy Core Industrial New Technology Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	36.93%		36.93%
J& Moorim Jade Investment Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	24.89%		24.89%
Ulmus SHC innovation investment fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	24.04%		24.04%
Mirae Asset Partners X Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	35.71%		35.71%
T Core Industrial Technology 1st Venture PEF
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	31.47%		31.47%
Curious Finale Corporate Recovery Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	27.78%		27.78%
TI First Property Private Investment Trust 1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	40.00%		40.00%
MPLUS Professional Private Real Estate Fund 25
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	41.67%		41.67%
IBKC Global Contents Investment Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	24.39%		24.39%
Nautic Smart No.6 Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	37.74%		37.74%
Premier Luminous Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	25.12%		27.78%
Hanyang-Meritz 1 Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	22.58%		22.58%
KNT 2ND PRIVATE EQUITY FUND
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	21.74%	[2]	21.74%
Maple Mobility Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	20.18%		20.18%
AVES 1st Corporate Recovery Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	76.19%		76.19%
JS Shinhan Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	3.85%		3.85%
Daishin Newgen New Technology Investment Fund 1st
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	50.60%		50.60%
META ESG Private Equity Fund I
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	27.40%		27.40%
SWFV FUND-1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	40.25%		40.25%
PHAROS DK FUND
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	24.14%		24.24%
Shinhan VC tomorrow venture fund 1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	39.62%		39.62%
Highland 2021-8 Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	32.67%		32.67%
Tres-Yujin Trust
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	50.00%		50.00%
Shinhan-Time mezzanine blind Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	50.00%		50.00%
Capstone REITs No.26
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	50.00%		50.00%
JB Incheon-Bucheon REITS No.54
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	39.31%		39.31%
Hankook Smart Real Asset Investment Trust No.3
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	33.33%		33.33%
JB Hwaseong-Hadong REITs No.53
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	31.03%		31.03%
KB Oaktree Trust No.3
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	33.33%		33.33%
Daehan No.36 Office Asset Management Company
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	48.05%	[2]	48.05%
Rhinos Premier Mezzanine Private Investment Fund No.1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	27.93%	[2]	27.93%
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	29.73%		29.73%
Shinhan JigaeNamsan Road Private Special Asset Investment Trust
Investments in associates [Line Items]
Country	Korea
Reporting date	September 30
Ownership	24.85%		24.85%
SKS-Yozma Fund No.1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	29.85%		29.85%
IBKC-METIS Global Contents Investment Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	36.36%		36.36%
Keistone Unicorn Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	28.00%		28.00%
Goduck Gangil1 PFV Co., Ltd
Investments in associates [Line Items]
Country	Korea
Reporting date	September 30
Ownership	1.04%		1.04%
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	23.89%		23.89%
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	20.16%		20.16%
ShinHan – Soo Young Entrepreneur Investment Fund No.1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	24.00%		24.00%
Shinhan EZ General Insurance, Ltd.
Investments in associates [Line Items]
Country	Korea
Ownership	85.10%		5.46%
KDBC-Midas Dong-A Global contents Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	23.26%		23.26%
T&F 2019 bearing Private Equity Fund Specializing in Start-up and Venture Business
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	28.25%		28.25%
Helios-KDBC Digital Contents 1st
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	23.26%		23.26%
Kiwoom-Shinhan Innovation Fund 2
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	42.86%		42.86%
SJ ESG Innovative Growth Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	28.57%		28.57%
NH Kyobo AI Solution Investment Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	26.09%		26.09%
H-IOTA Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	24.81%		24.81%
Stonebridge-Shinhan Unicorn Secondary Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	17.57%		19.92%
KB Distribution Private Real Estate 3-1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	37.50%
Pacific Private Investment Trust No.49-1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	79.28%
KIWOOM Real estate private placement fund for normal investors No. 31
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	60.00%
RIFA Real estate private placement fund for normal investoes No. 51
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	40.00%
Fivetree general private equity fund No.15
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	49.98%
Shinhan-Kunicorn first Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	38.31%
Harvest Fund No.3
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	44.67%
Shinhan Simone Fund I
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	38.46%
Korea Investment develop seed Trust No.1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	40.00%
Tiger Green alpah Trust No.29
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	95.24%
STIC ALT Global II Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	21.74%
NH-Brain EV Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	25.00%
DDI LVC Master Real Estate Investment Trust Co., Ltd.
Investments in associates [Line Items]
Country	Korea
Reporting date	September 30
Ownership	15.00%
Find-Green New Deal 2nd Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	22.57%
ShinhanFitrin 1st Technology Business Investment Association
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	16.17%
PARATUS No.3 Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	25.64%
Golden Route 2nd Startup Venture Specialized Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	22.73%
Koramco Private Real Estate Fund 143
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	30.30%
Korea Investment Top Mezzanine Private Real Esate Trust No.1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	22.22%
LB YoungNam Logistics Private Trust No.40
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	25.00%
Shinhan-Cognitive Start-up Fund L.P.
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	32.74%
IGEN2022 No.1 private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	27.95%
Cornerstone J&M Fund I
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	26.67%
Logisvalley Shinhan REIT Co.,Ltd.
Investments in associates [Line Items]
Country	Korea
Reporting date	September 30
Ownership	20.27%
KDB Investment Global Healthcare Private Equity Fund I
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	24.14%
Korea Investment Green Newdeal Infra Trust No.1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	27.97%
BTS 2nd Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	September 30
Ownership	26.00%
Shinhan Global Active REIT Co.Ltd
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	20.37%
NH-J&-IBKC Label Technology Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	27.81%
IMM Global Venture Opportunity, LP
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	35.50%
Capstone Develop Frontier Trust
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	21.43%
Nextrade Co., Ltd.
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	8.00%
SH Sustainable Management ESG Short term Bond Security Feeder Investment Trust No.1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	26.90%
SH 1.5years Maturity Investment Type Security Investment Trust No.2
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	29.00%
Eventus-IBKC LIB Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	21.88%
NH-Daishin-Kyobo healthcare 1 Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	25.00%
IBKC-Behigh Fund 1st
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	29.73%
Nautic Green Innovation ESG Co-investment No.1 Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	24.10%
ON No.1 Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	28.57%
Digital New Deal Kappa Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	30.12%

[1]	The adjustments for others are the unrecognized equity method for preferred stocks without voting rights issued by the invested company.
[2]	Other represents the adjustments of fair value when acquired.
[3]	Others are the amount of fair value adjustments that occurred at the time of acquisition and accumulated losses that were not recognized due to the suspension of equity method recognition as the investment account balance became “0” due to the accumulation of losses for the current period.